accounting policy developments - Impacts of application of IFRS 15, Consolidated statements of financial position (Details) - CAD CAD in Millions	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and temporary investments, net	CAD 509	CAD 400	CAD 432	CAD 223
Accounts receivable	1,623	1,500	1,471
Income and other taxes receivable	96		9
Inventories	378	300	318
Prepaid expenses	260	200	233
Total	2,884	2,400	2,474
Non-current assets
Property, plant and equipment, net	11,368	10,500	10,464
Intangible assets, net	10,658	10,400	10,364
Goodwill, net	4,217	3,800	3,787
Other long-term assets	421	600	640
Total	26,664	25,300	25,255
Total	29,548	27,700	27,729
Current liabilities
Short-term borrowings	100	100	100
Accounts payable, accrued liabilities and other	2,460	2,400	2,330
Dividends payable	299	300	284
Advance billings and customer deposits	782	800	737
Provisions	78	100	124
Current maturities of long-term debt	1,404	1,300	1,327
Total	5,190	5,000	4,951
Non-current liabilities
Provisions	492	400	395
Long-term debt	12,256	11,600	11,604
Other long-term liabilities	847	700	736
Deferred income taxes	2,500	2,100	2,107
Total	16,095	14,800	14,842
Liabilities	21,285	19,800	19,793
Owners' equity	8,263	7,900	7,936	CAD 7,672
Total	29,548	27,700	CAD 27,729
IFRS 15 effects
Current assets
Contract assets	800	700
Prepaid expenses	200	200
Total	1,000	900
Non-current assets
Contract assets	400	300
Other long-term assets	100	100
Total	500	400
Total	1,500	1,300
Current liabilities
Advance billings and customer deposits	(100)	(200)
Total	(100)	(200)
Non-current liabilities
Deferred income taxes	400	400
Total	400	400
Liabilities	300	200
Owners' equity	1,200	1,100
Total	1,500	1,300
Allocation of transaction price (affecting timing of revenue recognition)
Current assets
Contract assets	800	700
Non-current assets
Contract assets	400	300
Current liabilities
Advance billings and customer deposits	(100)	(200)
Non-current liabilities
Deferred income taxes	300	300
Owners' equity	1,000	900
Costs incurred to obtain or fulfill a contract with a customer
Current assets
Prepaid expenses	200	200
Non-current assets
Other long-term assets	100	100
Non-current liabilities
Deferred income taxes	100	100
Owners' equity	200	200
Pro forma
Current assets
Cash and temporary investments, net	500	400
Accounts receivable	1,600	1,500
Income and other taxes receivable	100
Inventories	400	300
Contract assets	800	700
Prepaid expenses	500	400
Total	3,900	3,300
Non-current assets
Property, plant and equipment, net	11,400	10,500
Intangible assets, net	10,600	10,400
Goodwill, net	4,200	3,800
Contract assets	400	300
Other long-term assets	500	700
Total	27,100	25,700
Total	31,000	29,000
Current liabilities
Short-term borrowings	100	100
Accounts payable, accrued liabilities and other	2,400	2,400
Dividends payable	300	300
Advance billings and customer deposits	700	600
Provisions	100	100
Current maturities of long-term debt	1,400	1,300
Total	5,000	4,800
Non-current liabilities
Provisions	500	400
Long-term debt	12,300	11,600
Other long-term liabilities	800	700
Deferred income taxes	2,900	2,500
Total	16,500	15,200
Liabilities	21,500	20,000
Owners' equity	9,500	9,000
Total	31,000	29,000
Maximum | IFRS 15 effects
Current assets
Accounts receivable	100	100
Inventories	100	100
Maximum | Allocation of transaction price (affecting timing of revenue recognition)
Current assets
Accounts receivable	100	100
Inventories	CAD 100	CAD 100